Summary of Significant Accounting Policies - Long-Lived Assets (Details)	12 Months Ended
Dec. 31, 2020
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Drug storage equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years